Related party transactions (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2020 ARS ($)
Aggregate compensation to Senior Management		$ 31
Offices and Shopping malls spaces leases, description	On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.	On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.
San Bernardo lease, description	The Company leased in January 2019 a farm in the Province of Córdoba owned by San Bernardo de Córdoba S.A. (formerly Isaac Elsztain e hijos S.C.A), continuing the lease held in August 2015, for a fraction of 12,590 hectares	The Company leased in January 2019 a farm in the Province of Córdoba owned by San Bernardo de Córdoba S.A. (formerly Isaac Elsztain e hijos S.C.A), continuing the lease held in August 2015, for a fraction of 12,590 hectares
Ownership interest percentage, description	An 85% of the capital stock of CAMSA is held by one of our shareholders and President of our Board of Directors, while the remaining 15% of the capital stock is owned by our First Vice President.	An 85% of the capital stock of CAMSA is held by one of our shareholders and President of our Board of Directors, while the remaining 15% of the capital stock is owned by our First Vice President.
Annual fee, percentage	0.10%	0.10%
Fee services	$ 316
Total amount paid			$ 2,426